Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Liability [Abstract]
Schedule of changes in fair values of the derivative liability
December 31, 2017
Balance, beginning	$-
Warrants issued	3,469,421
Changes in fair value of derivative liabilities	186,269
Balance, ending	$3,655,690

Schedule of weighted average assumptions used in the Black-Scholes Option Pricing Model
	At Issue	December 31 2017
Fair value of related warrants outstanding	$3,469,421	$3,655,690
Risk-free interest rate	1.52%	1.66%
Expected term (in years)	3.04	2.44
Expected share price volatility	60%	60%